Stock-Based Compensation - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions						12 Months Ended
	Feb. 02, 2019 shares	Sep. 29, 2018 shares	Sep. 01, 2018 shares	Aug. 04, 2017 shares	Apr. 21, 2017 shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2017 INR (₨)	Jul. 31, 2016 INR (₨) shares	Jun. 30, 2013 INR (₨) shares	Jun. 30, 2010 INR (₨) shares	Jun. 30, 2007 INR (₨) shares	Jun. 30, 2005 INR (₨) shares	Jun. 30, 2003 INR (₨) shares	Jan. 31, 2000 INR (₨) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of options exercised at grant date						₨ 0.0		₨ 28.8	₨ 140.7
Stock-based compensation, aggregate intrinsic value of options exercised at exercise date						33,117.4		34,123.2	26,951.4
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date						0.6		0.6
Stock-based compensation, aggregate intrinsic value of options outstanding						65,091.1		63,062.0
Stock-based compensation, aggregate intrinsic value of options exercisable at grant date						0.2		0.0
Stock-based compensation, aggregate intrinsic value of options exercisable						52,441.6		46,092.3
Stock-based compensation, total stock compensation cost recognized under the plans						₨ 5,343.3	$ 77.3	₨ 6,594.6	₨ 8,203.2
Stock-based compensation, unvested options, outstanding | shares						28,001,550		28,633,550
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares						₨ 1,867.2		₨ 1,293.5
Stock-based compensation, unvested options, aggregate intrinsic value at grant date						₨ 0.3		₨ 0.6
Stock-based compensation, unvested options, aggregate intrinsic value as at end of period						12,649.5		16,969.6
Stock-based compensation, total estimated compensation cost to be recognized in future periods						₨ 7,065.9		₨ 4,168.8
Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)						11 months 1 day	11 months 1 day
Employees Stock Option Scheme | Plan ''A''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares																50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved																₨ 100.0
Employees Stock Option Scheme | Plan ''B''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares															50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved															₨ 100.0
Employees Stock Option Scheme | Plan ''C''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares														50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved														₨ 100.0
Employees Stock Option Scheme | Plan ''D''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares													75,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved													₨ 150.0
Employees Stock Option Scheme | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares												100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved												₨ 200.0
Employees Stock Option Scheme | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares											100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved											₨ 200.0
Employees Stock Option Scheme | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares										100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved										₨ 200.0
Employees Stock Option Scheme | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, expiration						5 years	5 years
Scheme XXIX | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares			19,119,000
Scheme XXX | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares		440,000
Scheme XXVII | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares				16,865,850
Scheme XXVIII | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares					16,200
Scheme Thirty One [Member] | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares	336,000